SIGNIFICANT ACCOUNTING POLICIES - Fair Value Financial Instruments (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 2,026	$ 1,967
Public Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,557	1,528
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	40.90%	42.10%
Private Fixed Maturities [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	469	439
Percentage Of Available For Sale Fixed Maturity Assets Measured At Fair Value On Recurring Basis	12.30%	12.10%
Fair Value Inputs Level 1 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37	19
Percentage of Assets Measured at Fair Value on Recurring Basis	47.40%	45.90%
Fair Value Inputs Level 2 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,913	1,880
Percentage of Assets Measured at Fair Value on Recurring Basis	50.60%	52.20%
Mortgage- and Asset-backed Securities	20	28
Fair Value Inputs Level 3 [Member]
Fair Value Financial Instruments [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76	68
Percentage of Assets Measured at Fair Value on Recurring Basis	2.00%	1.90%
Mortgage- and Asset-backed Securities	41	35
Fair Value Disclosures Broker Priced	$ 0	$ 0